DISCONTINUED OPERATIONS (Details 1) ¥ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 28, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
IfrsStatementLineItems [Line Items]
Operating activities		$ (817)	¥ (5,725)	¥ (7,417)	¥ 13,328
Investing activities		7	50	1	(1,054)
Financing activities		(46)	(319)	15,111	(37,930)
Net foreign exchange difference		483	3,387	(9,366)	(1,286)
Net increase in cash and cash equivalents		$ (856)	¥ (5,994)	¥ 7,695	¥ (25,656)
Loss per share
– Basic, from the discontinued operations | (per share)					¥ (5.35)
– Diluted, from the discontinued operations | (per share)					¥ (5.35)
PSTT [Member]
IfrsStatementLineItems [Line Items]
Operating activities	¥ 15,162
Investing activities	(12)
Financing activities	(3,378)
Net foreign exchange difference	33
Net increase in cash and cash equivalents	¥ 11,805
Loss per share
– Basic, from the discontinued operations | ¥ / shares	¥ (5.35)
– Diluted, from the discontinued operations | ¥ / shares	¥ (5.35)
Loss for the period attributable to owners of the Company from discontinued operations	¥ (5,504)
Weighted average number of ordinary shares in issue during the period used in the basic and diluted earnings per share calculation (Note 8) | shares	1,027,832